Consolidated statements of changes in equity (Parenthetical) - € / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividends paid, ordinary shares per share (in EUR per share)	€ 3.56	€ 3.33	€ 3.20